Pension Plans	9 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Pension Plans
16.	Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
Net periodic pension cost for the nine months ended December 31, 2022 and 2023 consists of the following:

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Japanese plans:
Service cost	¥4,290	¥4,178
Interest cost	522	904
Expected return on plan assets	(2,051)	(2,027)
Amortization of prior service credit	(19)	(63)
Amortization of net actuarial loss	58	45

Net periodic pension cost	¥2,800	¥3,037

	Millions of yen
	Nine months ended December 31, 2022	Nine months ended December 31, 2023
Overseas plans:
Service cost	¥2,741	¥2,155
Interest cost	1,533	2,416
Expected return on plan assets	(3,561)	(4,715)
Amortization of prior service credit	(238)	(273)
Amortization of net actuarial loss	11	1
Amortization of transition obligation	1	1

Net periodic pension cost	¥487	¥(415)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.

Net periodic pension cost for the three months ended December 31, 2022 and 2023 consists of the following:

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Japanese plans:
Service cost	¥1,465	¥1,418
Interest cost	175	303
Expected return on plan assets	(689)	(675)
Amortization of prior service credit	(6)	(21)
Amortization of net actuarial loss	20	14

Net periodic pension cost	¥965	¥1,039

	Millions of yen
	Three months ended December 31, 2022	Three months ended December 31, 2023
Overseas plans:
Service cost	¥928	¥719
Interest cost	523	946
Expected return on plan assets	(1,213)	(1,614)
Amortization of prior service credit	(81)	(90)
Amortization of net actuarial loss	4	0
Amortization of transition obligation	0	0

Net periodic pension cost	¥161	¥(39)

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.